CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Net loss	$ (4,419,122)	$ (4,418,459)	$ (31,226,731)
Other comprehensive income, net of tax
Unrealized gain on foreign currency translation	461,073	134,871	907,756
Comprehensive loss	(3,958,049)	(4,283,588)	(30,318,975)
Less: Comprehensive income (loss) attributable to noncontrolling interest	122,083	(79,377)	(1,407,165)
Comprehensive loss attributable to SurePure, net of tax	$ (4,080,132)	$ (4,204,211)	$ (28,911,810)